EXPLORATION- Disclosure of detailed information about exploration expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration [Line Items]
Exploration	$ 12,001	$ 12,383
Depreciation and depletion [Member]
Disclosure Of Exploration [Line Items]
Exploration	238	111
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration	554	340
Salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration	3,201	2,690
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration	$ 8,008	$ 9,242